Income Tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Income Tax [Line Items]
Total ISR expense	$ 1,084,444	$ 1,643,433	$ 1,680,560
Operation in Mexico [member]
Disclosure of Income Tax [Line Items]
Current ISR	1,512,721	1,215,171	1,291,536
Deferred ISR	(157,646)	264,086	146,595
Total ISR expense	1,355,075	1,479,257	1,438,131
Foreign operation [member]
Disclosure of Income Tax [Line Items]
Current ISR	198,813	45,358	196,954
Deferred ISR	(469,444)	118,818	45,475
Total ISR expense	$ 1,084,444	$ 1,643,433	$ 1,680,560